Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2018
Components of total pension costs
Components of net periodic benefit costs
in	2Q18	1Q18	2Q17	6M18	6M17
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	65	65	67	130	133
Interest costs on benefit obligation	39	39	36	78	73
Expected return on plan assets	(150)	(149)	(151)	(299)	(303)
Amortization of recognized prior service cost/(credit)	(31)	(32)	(33)	(63)	(65)
Amortization of recognized actuarial losses	90	89	100	179	201
Settlement losses/(gains)	0	(1)	0	(1)	(1)
Curtailment losses/(gains)	(6)	(7)	(8)	(13)	(26)
Special termination benefits	10	7	4	17	4
Net periodic benefit costs	17	11	15	28	16
Service costs on benefit obligation are reflected in compensation and benefits and restructuring expenses. Other components of net periodic benefit costs are reflected in general and administrative expenses and restructuring expenses.

Bank
Components of total pension costs
Components of net periodic benefit costs
in	6M18	6M17
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	8	11
Interest costs on benefit obligation	47	48
Expected return on plan assets	(58)	(66)
Amortization of recognized actuarial losses	26	31
Curtailment losses/(gains)	0	(5)
Net periodic benefit costs	23	19
Service costs on benefit obligation are reflected in compensation and benefits and restructuring expenses. Other components of net periodic benefit costs are reflected in general and administrative expenses and restructuring expenses.